Intangible assets (Details 4 - Textuals) - Cash-generating units [member]	12 Months Ended
Dec. 31, 2021
Disclosure of information for cash-generating units
Forecast period of financial projections	5 years
Forecast period of cash flow projections	5 years
Forecast period of revenue growth projections	5 years
Percentage of EBITDA margin on net revenue per annum	22.00%
Bottom of range [member]
Disclosure of information for cash-generating units
Average revenue growth rate per annum	28.00%
Top of range [member]
Disclosure of information for cash-generating units
Average revenue growth rate per annum	43.00%